Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

3.   Fair Value Measurements

Instruments Recorded at Fair Value on a Recurring Basis

Obalon has segregated all financial assets and liabilities that are measured at fair value on a recurring basis (at least annually) into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below.

Assets and liabilities measured at fair value on a recurring basis at December 31, 2020 and 2019 are as follows (in thousands):

		Fair value measurements at reporting date using
		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
	Balance as of	identical assets	inputs	inputs
	December 31, 2020	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash	$823	$823	—	—
Cash Equivalents:
Money Market Funds	3,082	3,082	$—	$—
Total assets	$3,905	$3,905	$—	$—

		Fair value measurements at reporting date using
		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
	Balance as of	identical assets	inputs	inputs
	December 31, 2019	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash	$1,012	$1,012	—	—
Cash Equivalents:
Money Market Funds	13,043	13,043	—	—
Total assets	$14,055	$14,055	$—	$—

Obalon’s investments in Level 1 assets are valued based on publicly available quoted market prices for identical securities as of December 31, 2020 and 2019.

The warrant liabilities are recorded at fair value using the Black-Scholes option pricing model based on the following assumptions as of December 31, 2020:

December 31, 2020
Assumed risk-free interest rate	0.38% - 0.44%
Assumed volatility	69.86% - 70.84%
Expected life	6.10 years
Expected dividend yield	—%

The assumptions were determined as follows:

Assumed risk-free interest rate — Based on the average yield of U.S. Treasury bills as of the valuation date for the expected term of the awards.

Assumed volatility — Based on the historical volatility of a number of publicly traded companies comparable in size, business model, industry and business description.

Expected life — Based on the remaining contractual term of warrant or the equity award as of the valuation date.

Expected dividend yield — Based upon Obalon’s historic dividends and dividend expectations for the foreseeable future.

As of December 31, 2020, reasonable changes in the unobservable inputs would not be expected to have a significant impact on the consolidated financial statements. Obalon’s policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no significant transfers into or out of Level 1, 2, or 3 for the year ended December 31, 2020.

The following table provides reconciliation for all liabilities measured at fair value using significant unobservable inputs (Level 3) for the year ended December 30, 2020 (in thousands):

Fair value
measurements at
reporting date
using significant
unobservable
inputs (Level 3)
Balance as of December 31, 2019	$—
Issuance of cash settled equity awards	5
Change in fair value of warrant and cash settled award liabilities	33
Balance as of December 31, 2020	$38

Instruments Not Recorded at Fair Value on a Recurring Basis

The estimated fair value of Obalon's long-term loan is determined by Level 2 inputs and is based primarily on quoted market prices for the same or similar issues. The recorded value of Obalon's long-term loan approximates the current fair value as the interest rate and other terms are more favorable than that which are currently available to Obalon.